SCHEDULE OF INTANGIBLE ASSETS AMORTIZED OVER THEIR USEFUL LIVES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Patents	$ 45,336	$ 45,336	$ 45,336
Less accumulated amortization	$ (16,623)	$ (15,112)	(12,090)
Patents, Useful Lives	15 years	15 years
Intangible assets	$ 28,713	$ 30,224	$ 33,246